Label	Element	Value
(WF Funds Trust - Supplement) | (Wells Fargo Money Market Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfmmf-20200601_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO MONEY MARKET FUNDS
For the Wells Fargo Money Market Fund (the "Fund")

Effective August 15, 2019, Wells Fargo Funds Management, LLC ("Funds Management"), the investment manager to the Fund, has implemented a temporary voluntary fee waiver of 0.07% for the Fund's Premier Class shares. This voluntary fee waiver is in addition to the Fund's current contractual fee waiver, which caps Premier Class expenses at 0.20% through May 31, 2021. A description of the Fund's current contractual fee waiver may be found in footnote 2 to the Fund's Annual Fund Operating Expenses table in the section entitled "Money Market Fund Summary".

This additional voluntary fee waiver may be discontinued by Funds Management at any time without notice. Please note that the removal of the voluntary waiver will lead to increased expenses which will impact the Fund's yield.